Note 13 - Commitments and Contingencies	6 Months Ended
Apr. 30, 2025
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
13.	Commitments and contingencies:

The amount of credit-related commitments represents the maximum amount of additional credit that the Bank could be obligated to extend.

(thousands of Canadian dollars)
	April 30	October 31	April 30
	2025	2024	2024

Credit asset commitments	$638,708	$635,433	$438,177
Letters of credit	55,592	65,671	72,332

	$694,300	$701,104	$510,509